Goodwill and intangible assets, net - Narrative (Details) - EUR (€) € in Thousands		3 Months Ended	12 Months Ended
		Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Line Items]
Goodwill impairment loss			€ 207,618	€ 0	€ 0
Accumulated impairment losses of goodwill			207,600	0
Accumulated impairment losses of indefinite-lived intangible assets			0	0
Amortization of intangible assets	[1]		€ 373	€ 1,685	€ 1,684
Developed Europe
Goodwill [Line Items]
Goodwill impairment loss		€ 17,600
Americas
Goodwill [Line Items]
Goodwill impairment loss		107,500
Rest of World
Goodwill [Line Items]
Goodwill impairment loss		€ 82,500

[1]	Includes depreciation and amortization as follows:

	Year ended December 31,
	2018	2019	2020
Amortization of internal use software costs included in selling and marketing	—	360	188
Amortization of acquired technology included in amortization of intangible assets	278	143	84
Amortization of internal use software and website development costs included in technology and content	2,214	3,239	3,926
Amortization of internal use software costs included in general and administrative	785	656	491